SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Gains (losses) on extinguishment of debt		$ (0.9)	$ (0.9)	$ (4.8)	$ (4.3)
Total revenues			20,853.8	19,391.4	18,170.9
Expenses
Interest expense			136.0	116.9	118.2
Total expenses			18,942.2	17,484.0	16,450.9
Income before income taxes			1,911.6	1,907.4	1,720.0
Provision (benefit) for income taxes			611.1	626.4	554.6
Net income attributable to Progressive			1,267.6	1,281.0	1,165.4
Other comprehensive income (loss)			(223.8)	71.4	80.7
Comprehensive income			1,044.9	1,352.4	1,246.1
Parent Company
Revenues
Dividends from subsidiaries			852.5	1,000.2	1,119.7
Undistributed income (loss) from subsidiaries			500.0	358.3	117.5
Equity in net income of subsidiaries	[1]		1,352.5	1,358.5	1,237.2
Intercompany investment income	[1]		3.9	2.4	2.8
Gains (losses) on extinguishment of debt			(0.9)	(4.8)	(4.3)
Other Income	[2]		0.0	0.0	2.6
Total revenues			1,355.5	1,356.1	1,238.3
Expenses
Interest expense			136.1	120.2	121.2
Deferred compensation	[3]		5.3	2.8	9.5
Other operating costs and expenses			5.4	4.4	4.0
Total expenses			146.8	127.4	134.7
Income before income taxes			1,208.7	1,228.7	1,103.6
Provision (benefit) for income taxes			(58.9)	(52.3)	(61.8)
Net income attributable to Progressive			1,267.6	1,281.0	1,165.4
Other comprehensive income (loss)			(222.7)	71.4	80.7
Comprehensive income			$ 1,044.9	$ 1,352.4	$ 1,246.1

[1]	Eliminated in consolidation.
[2]	Represents gain on net death benefit received on life insurance policies.
[3]	See Note 4 – Employee Benefit Plans in these condensed financial statements.